Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO named executive officers (3)	Average compensation actually paid to non-PEO named executive officers (2)	Net (Loss) Income
2025	$464,421	$464,421	$235,643	$235,643	$(58,350,000)
2024	847,582	847,582	250,938	250,938	10,119,000

Named Executive Officers, Footnote	For 2025 our PEO was Michael R. Mineer. For 2024 our PEOs were Michael R. Mineer and Alton B. Lewis, Jr. 2025 reported amount reflects all SCT-payments for both PEOs, which includes some pay for periods when each was not PEO.For 2025 and 2024, our only non-PEO named executive officer was Eric J. Dosch.
PEO Total Compensation Amount	$ 464,421	$ 847,582
PEO Actually Paid Compensation Amount	$ 464,421	847,582
Adjustment To PEO Compensation, Footnote	There were no reconciling items required to be added to or deducted from the summary compensation total pursuant to Item 402(v)(8) of Regulation S-K.
Non-PEO NEO Average Total Compensation Amount	$ 235,643	250,938
Non-PEO NEO Average Compensation Actually Paid Amount	$ 235,643	250,938
Adjustment to Non-PEO NEO Compensation Footnote	There were no reconciling items required to be added to or deducted from the summary compensation total pursuant to Item 402(v)(8) of Regulation S-K.
Net Income (Loss) Available to Common Stockholders, Basic	$ (58,350,000)	$ 10,119,000
Additional 402(v) Disclosure
In accordance with the applicable provisions of Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information comparing the compensation of our principal executive officer (the “PEO”) and our other NEO’s against various measures. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Michael R. Mineer [Member]
Pay vs Performance Disclosure
PEO Name	Michael R. Mineer	Michael R. Mineer
Alton B. Lewis, Jr. [Member]
Pay vs Performance Disclosure
PEO Name	.	Alton B. Lewis, Jr.